Segment Information (Tables)	12 Months Ended
Mar. 31, 2025
Segment Information [Abstract]
Schedule of Disaggregated Information of Revenues

Disaggregated information of revenues by regions are as follows:

	For the Year Ended March 31, 2025
	Console game, hardware, and accessories	Game Publishing	Advertising Service	Other	Total
Revenues	$122,018,643	$23,757,232	$1,973,858	$541,156	$148,290,889
Revenues, a related party	1,244,899	-	264,506	-	1,509,405
	123,263,542	23,757,232	2,238,364	541,156	149,800,294
Reconciliation of revenue
Elimination of intersegment revenues					(7,727,708)
Total consolidated revenues					$142,072,586

Less:
Cost of revenues	100,288,013	11,110,156	719,080	174,578	$112,291,827
Cost of revenues, related parties	15,596,454	-	237,311	-	15,833,765
	115,884,467	11,110,156	956,391	174,578	128,125,592
Reconciliation of cost of revenue
Elimination of intersegment cost of revenues					(7,296,367)
Total consolidated cost of revenues					$120,829,225
Segment gross profits	7,379,075	12,647,076	1,281,973	366,578	$21,674,702

Less:
Advertising and marketing expenses	1,091,784	629,239	412,225	9,926
Amortization and depreciation	2,303,694	-	33,397	17,446
Provision for (recovery from) credit loss	70,076	(205,580)	(60,199)	-
Other operating expenses*	2,062,926	96,659	212,760	126,833
Professional fee	713,369	11,366	70,834	4,246
R&D Expense	209,746	-	-	-
Rent	680,867	-	232,918	19,327
Salary expenses	4,270,308	1,344,110	913,349	170,288
Other income (expense), net	(640,574)	80,669	(326,160)	(8,323)
Interest expenses	644,003	14,822	6,359	-
Segment profit (loss)	(4,027,124)	10,675,791	(213,510)	26,835	$6,461,992

Reconciliation of profit or loss
Less: Unallocated amounts
Other operating expenses					68,835
Professional fee					2,383,796
Salary expenses					112,603
Other income (expense), net					26,566
Debt issuance costs					1,590,750
Change in fair value of convertible notes and derivative liabilities					(4,875,420)
Change in fair value of contingent consideration for acquisition					545,428
Elimination of intersegment profit					431,341
Income (loss) before income taxes					$6,178,093
	For the Year Ended March 31, 2024
	Console game, hardware, and accessories	Game Publishing	Advertising Service	Other	Total
Revenues	$90,986,196	$4,446,872	$2,716,090	$368,128	$98,517,286
Revenues, a related party	42,477	-	-	-	42,477
	91,028,673	4,446,872	2,716,090	368,128	98,559,763
Reconciliation of revenue
Elimination of intersegment revenues					(1,025,062)
Total consolidated revenues					$97,534,701

Less:
Cost of revenues	63,225,758	2,736,076	722,226	135,669	$66,819,729
Cost of revenues, related parties	17,578,879	-	667,336	-	18,246,215
	80,804,637	2,736,076	1,389,562	135,669	85,065,944
Reconciliation of cost of revenue
Elimination of intersegment cost of revenues					(849,701)
Total consolidated cost of revenues					$84,216,243
Segment gross profits	10,224,036	1,710,796	1,326,528	232,459	$13,493,819

Less:
Advertising and marketing expenses	594,729	768,414	139,762	44,224
Amortization and depreciation	2,161,956	-	202,348	7,414
Provision for (recovery from) credit loss	165,315	234,075	84,858	-
Other operating expenses*	810,591	185,862	132,177	234,934
Professional fee	791,998	35,372	35,190	10,053
R&D Expense	250,922	-	-	-
Rent	612,945	-	199,150	10,213
Salary expenses	3,458,457	765,423	1,183,987	118,842
Other income (expense), net	(1,219,317)	(57,550)	(10,528)	(676)
Interest expenses	507,803	-	-	-
Segment profit (loss)	2,088,637	(220,800)	(640,416)	(192,545)	$1,034,876

Reconciliation of profit or loss
Less: Unallocated amounts
Other operating expenses					48,252
Professional fee					1,095,390
Salary expenses					1,329,679
Other income (expense), net					21,830
Change in fair value of contingent consideration for acquisition					272,029
Elimination of intersegment profit					175,361
Income (loss) before income taxes					$(1,907,665)
	For the Year Ended March 31, 2023
	Console game, hardware, and accessories	Game Publishing	Advertising Service	Total
Revenues	$67,464,852	$7,808,526	$3,315,585	$78,588,963
Revenues, a related party	660,985	-	2,911	663,896
	68,125,837	7,808,526	3,318,496	79,252,859
Reconciliation of revenue
Elimination of intersegment revenues				(1,808,704)
Total consolidated revenues				$77,444,155

Less:
Cost of revenues	46,441,854	5,040,097	932,513	$52,414,464
Cost of revenues, related parties	12,388,590	-	604,258	12,992,848
	58,830,444	5,040,097	1,536,771	65,407,312
Reconciliation of cost of revenue
Elimination of intersegment cost of revenues				(1,808,704)
Total consolidated cost of revenues				$63,598,608

Segment gross profits	9,295,393	2,768,429	1,781,725	$13,845,547

Less:
Advertising and marketing expenses	769,648	1,103,119	238,411
Amortization and depreciation	1,329,285	-	178,386
Provision for (recovery from) credit loss	16,517	-	17,536
Other operating expenses*	427,153	157,681	114,282
Professional fee	212,268	15,039	38,285
Rent	484,710	28,519	141,981
Salary expenses	2,911,500	-	1,051,711
Other income (expense), net	(140,111)	(4,885)	(96,709)
Interest expenses	191,154	-	-
Segment profit (loss)	3,093,269	1,468,956	97,842	$4,660,067

Reconciliation of profit or loss
Less: Unallocated amounts
Provision for credit loss				300,000
Other operating expenses				14,415
Professional fee				694,381
Other income (expense), net				(41,693)
Change in fair value of contingent consideration for acquisition				932,152
Income (loss) before income taxes				$2,760,812

*	Other operating expenses primarily consist of office, entertainment, travel, and other costs incurred in connection with the Company’s business operations.

Schedule of Disaggregated Information of Revenues by Regions

Disaggregated information of revenues by regions are as follows:

	For the Year	For the Year	For the Year
	Ended	Ended	Ended
	March 31,	March 31,	March 31,
	2025	2024	2023
Singapore	$71,202,860	$58,145,593	$42,569,909
Hong Kong	53,720,233	32,696,502	25,963,383
China	12,626,821	-	-
Malaysia	4,522,672	6,692,606	8,910,863
Total revenue	$142,072,586	$97,534,701	$77,444,155
	As of	As of
	March 31,	March 31,
	2025	2024
Singapore	$954,399	$1,751,850
Hong Kong	19,118	136,784
Malaysia	151,171	214,644
Others	61,011	-
Total long-lived assets	$1,185,699	$2,103,277